Shareholders' Equity (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 € / shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 € / shares shares
Shareholders' Equity
Warrants outstanding						39,451,134
Accrued dividend | $		$ 2		$ 2		$ 8
Total consideration | $				100
Preferred Stock
Shareholders' Equity
Preferred stock par value | $ / shares						$ 0.00001
Preferred Stock, Shares Authorized						6,010,000,000
Preferred stock issued						0
Preferred Stock, Shares Outstanding						0
Profit shares
Shareholders' Equity
Shares, par value | € / shares							€ 0.00001
Shares authorized							800,000
Shares issued							800,000
Shares outstanding							800,000
Class A common stock
Shareholders' Equity
Shares, par value | $ / shares						$ 0.0001
Shares authorized						3,000,000,000
Shares issued						56,945,033
Shares outstanding						56,945,033
Common stock, voting rights			one vote
Class B common stock
Shareholders' Equity
Shares, par value | $ / shares						$ 0.0001
Shares authorized						3,000,000,000
Shares issued						394,448,481
Shares outstanding						394,448,481
Common stock, voting rights			one vote
Stockholders equity note, stock split			one
Class A-1 Preferred Stock
Shareholders' Equity
Preferred Stock, Shares Authorized						3,000,000,000
Preferred stock issued						0
Preferred Stock, Shares Outstanding						0
Class B-1 Preferred Stock
Shareholders' Equity
Preferred Stock, Shares Authorized						3,000,000,000
Preferred stock issued						0
Preferred Stock, Shares Outstanding						0
Undesignated Preferred Stock
Shareholders' Equity
Preferred Stock, Shares Authorized						10,000,000
Preferred stock issued						0
Preferred Stock, Shares Outstanding						0
GBT JerseyCo
Shareholders' Equity
Issued And Outstanding Ratio			1.00%
GBT JerseyCo | Preferred Stock
Shareholders' Equity
Preferred stock par value | € / shares					€ 0.00001
Preferred Stock, Shares Authorized						3,000,000
Increase Of Preferred Stock Dividend Rate			14.00%
Preferred stock, dividend rate			12.00%
Global Business Travel
Shareholders' Equity
Preferred stock issued						0
Accrued dividend | $		1		1
Preferred Stock Accrued Dividend | $	$ 3		$ 8
Amex Coop and Juweel
Shareholders' Equity
Total consideration | $		$ 50		$ 50
Amex Coop and Juweel | Preferred Stock
Shareholders' Equity
Shares issued during the period		500,000		500,000